SIGNIFICANT ACCOUNTING POLICIES - Concentrations of Credit Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) wholesaler	Dec. 31, 2016 USD ($)
Accounting Policies [Abstract]
Maximum term of original maturity to classify instruments as cash and cash equivalents (less than)	3 months
Concentrations of Credit Risk
Allowance for doubtful accounts	$ 97	$ 80
Percentage of net trade receivables accounted for by largest wholesale customers	43.00%
Past due period for receivables to be negligible (less than)	90 days	90 days
Period net trade receivable balance outstanding (more than)	90 days
Russia, Egypt, Italy, Brazil, Spain, Greece and Portugal
Concentrations of Credit Risk
Net trade receivable	$ 230	$ 214
Portion of net trade receivables that is past due	$ 14
Trade receivables | Three largest U.S. wholesaler customers | Credit concentration
Concentrations of Credit Risk
Number of largest wholesale customers | wholesaler	3
Amoun | Revenue
Concentrations of Credit Risk
Concentration risk, percentage	2.00%	2.00%